Related Party Transactions (Details) - USD ($)			3 Months Ended	12 Months Ended
	Mar. 25, 2021	Jan. 20, 2021	Mar. 31, 2021	Dec. 31, 2021	Mar. 22, 2021	Feb. 02, 2021
Related Party Transactions (Details) [Line Items]
Issuance of shares				25,000
Proceeds from related party debt (in Dollars)				$ 172,000
Share price (in Dollars per share)				$ 9.98	$ 9.81
Agreed amount to repay for administrative services (in Dollars)	$ 10,000
Administrative services fee (in Dollars)				$ 100,000
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Shares transferred to related party						35,000
Common stock, shares, outstanding					7,906,250
Common stock, shares, issued					7,906,250
Number of common stock shares subject to forfeiture					1,031,250
Percent of founder shares to company's issued and outstanding shares					20.00%
Share Price More Than Or Equals To USD Twelve [Member]
Related Party Transactions (Details) [Line Items]
Share transfer, trigger price per share (in Dollars per share)				$ 12
Related Party Loan [Member]
Related Party Transactions (Details) [Line Items]
Loan amount (in Dollars)		$ 300,000
Proceeds from related party debt (in Dollars)			$ 172,000
Working Capital Loan [Member]
Related Party Transactions (Details) [Line Items]
Convertible debt (in Dollars)				$ 1,500,000
Convertible private placement warrants				1,500,000
Share price (in Dollars per share)				$ 1
Working capital loan outstanding (in Dollars)				$ 0
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Stock issued during period, shares, new issues	3,616,305
Forfeited aggregate of founder shares	127,174
Over-Allotment Option [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Forfeited aggregate of founder shares	127,174
Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares, outstanding				7,779,076
Common stock, shares, issued				7,779,076
Class B Ordinary Shares [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Related party transaction amounts of transaction (in Dollars)		$ 25,000
Issuance of shares		7,187,500
Class B Ordinary Shares [Member] | Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Number of common stock shares subject to forfeiture					1,031,250